Operating Leases – Right-of-Use Assets (Tables)	12 Months Ended
Apr. 30, 2024
Operating Leases – Right-of-Use Assets [Abstract]
Schedule of Maturity Analysis of Operating Lease Liabilities	The Company’s maturity analysis of operating lease liabilities as of April 30, 2024 is as follows:
	Operating Leases
	JPY	USD
2025	8,355,000	53,034
2026	2,785,000	17,678
Total lease payment	11,140,000	70,712
Less imputed interest	(125,250)	(795)
Present value of operating lease liabilities	11,014,750	69,917
Less: current obligation	(8,239,009)	(52,298)
Long-term obligation on April 30, 2024	2,775,741	17,619

Schedule of Supplemental Disclosure Related to Operating Leases	Supplemental disclosure related to operating leases were as follows:
	For the year ended April 30, 2024
	JPY	USD
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	8,355,000	53,034
Weighted average remaining lease term of operating leases	1.42 years	1.42 years
Weighted average discount rate of operating leases	1.6%	1.6%